EMPLOYEE RELATED LIABILITIES (Schedule of Impact of One-Percentage Point Change in Assumed Health Care Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
EMPLOYEE RELATED LIABILITIES [Abstract]
Effect on service cost and interest cost, Increase	$ 93
Effect on postretirement obligation, Increase	200
Effect on service cost and interest cost, Decrease	(75)
Effect on postretirement obligation, Decrease	$ (158)